Intangibles (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets:
Accumulated amortization	$ (42,594)	$ (35,221)	$ (25,117)
Goodwill	146,017	88,959	88,989
Net intangible assets	208,414	140,932	152,252
Intangible liabilities:
Accumulated amortization	(71,158)	(61,882)	(43,459)
Purchase option intangibles	9,352	9,352
Net intangible liabilities	$ 135,354	$ 145,640	$ 165,082
Weighted Average
Intangible assets:
Intangible assets, Remaining amortization period in years	15 years 1 month 6 days	11 years 8 months 12 days
Intangible liabilities:
Intangible liabilities, Remaining amortization period in years	19 years 8 months 12 days	15 years 2 months 12 days
Above market lease intangibles
Intangible assets:
Intangible assets	$ 64,516	$ 60,251
Above market lease intangibles | Weighted Average
Intangible assets:
Intangible assets, Remaining amortization period in years	15 years 1 month 6 days	11 years 1 month 6 days
In-place lease intangibles
Intangible assets:
Intangible assets	$ 37,614	$ 26,943
In-place lease intangibles | Weighted Average
Intangible assets:
Intangible assets, Remaining amortization period in years	15 years 1 month 6 days	12 years 10 months 24 days
Tradename, technology, and customer Relationships
Intangible assets:
Intangible assets	$ 2,861	$ 0
Tradename, technology, and customer Relationships | Weighted Average
Intangible assets:
Intangible assets, Remaining amortization period in years	4 years 9 months 18 days
Below market lease
Intangible liabilities:
Intangible liabilities	$ 195,253	$ 198,170
Below market lease | Weighted Average
Intangible liabilities:
Intangible liabilities, Remaining amortization period in years	19 years 2 months 12 days	15 years 2 months 12 days
Above market ground lease
Intangible liabilities:
Intangible liabilities	$ 1,907	$ 0
Above market ground lease | Weighted Average
Intangible liabilities:
Intangible liabilities, Remaining amortization period in years	53 years 9 months 18 days